NON-CONTROLLING INTERESTS (Tables)	6 Months Ended
Jun. 30, 2022
Non-controlling interests [Abstract]
Schedule of non-controlling interest

	Nevada Gold Mines	Pueblo Viejo	Tanzania Mines[1]	Loulo-Gounkoto	Tongon	Other	Total
NCI in subsidiary at June 30, 2022	38.5%	40%	16%	20%	10.3%	Various
At January 1, 2021	$5,978	$1,193	$263	$933	$39	($37)	$8,369
Share of income	980	174	35	71	6	—	1,266
Cash contributed	—	—	—	—	—	12	12
Decrease in non-controlling interest	(49)	—	—	—	—	(37)	(86)
Disbursements	(848)	(178)	—	(51)	(16)	(18)	(1,111)
At December 31, 2021	$6,061	$1,189	$298	$953	$29	($80)	$8,450
Share of income (loss)	387	54	24	34	(2)	—	497
Disbursements	(384)	(94)	(12)	(17)	(17)	—	(524)
At June 30, 2022	$6,064	$1,149	$310	$970	$10	($80)	$8,423
[1]Tanzania mines consist of the two operating mines (North Mara and Bulyanhulu) and Buzwagi which transitioned into closure early in the third quarter of 2021).